Stock-Based Compensation (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Common stock authorized	300,000,000		300,000,000
Shares available	3,275,863		4,009,354
Weighted Average Number of Shares Issued, Basic			639,682	590,073
Fair value price per share (in Dollars per share)			$ 0.34	$ 0.11	$ 0.11
Expiration of outstanding options	8 years 9 months 14 days		9 years 2 months 12 days
Stock option granted	765,477
Overall stock compensation (in Dollars)			$ 57,860
Stock based compensation expense (in Dollars)	$ 85,803	$ 41,506	57,860	$ 7,111
Total unrecognized compensation (in Dollars)	$ 521,000		$ 303,000
Weighted average period	3 years 11 months 26 days		2 years 21 days
Warrants have an exercise price (in Dollars per share)			$ 0.49
Warrant exercisable			12 years	12 years
Debt discount amortized interest expense (in Dollars)			$ 49,000	$ 49,000
Warrants purchase	1,079,290
Exercise price of per share (in Dollars per share)	$ 2.66
Stock compensation expense (in Dollars)				$ 1,603
Warrants purchase shares				128,819	128,819
Preferred stock price per share (in Dollars per share)				$ 3.88	$ 3.88
Price per share (in Dollars per share)				$ 2.78	$ 2.78
Fair value (in Dollars)				$ 373,704
share issued	1,594,800
Percentage of common stock issued and outstanding	4.00%
Share authorized	4,870,663
Percentage of common stock	8.00%
Warrants issued	468,971
Common Stock Fair Value (in Dollars per share)	$ 4
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share)	$ 3.2
Sharebased Compensation Arrangement By Sharebased Payment Award Fair Value Assumptions Expected Term2	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	75.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.18%	3.01%	2.98%		1.33%
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars)	$ 991,000
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock authorized			300,000,000
Warrants purchase	17,314
Exercise price of per share (in Dollars per share)	$ 3.2
Percentage of common stock	50.00%
Preferred Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock authorized			21,200,000
Warrants purchase	160,323
Warrant [Member]
Stock-Based Compensation (Details) [Line Items]
Warrants issued			40,292
Warrants purchase				13,911
Exercise price of per share (in Dollars per share)				$ 3.88
Warrants [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price of per share (in Dollars per share)	$ 0.001
Warrants issued	250,000
SVB [Member]
Stock-Based Compensation (Details) [Line Items]
Warrants issued			40,292
Warrants have an exercise price (in Dollars per share)	$ 0.49
Warrant exercisable	12 years
Debt discount amortized interest expense (in Dollars)	$ 49,000
Private Placement [Member]
Stock-Based Compensation (Details) [Line Items]
Warrants purchase	392,927
Exercise price of per share (in Dollars per share)	$ 4
Warrants issued	142,927
Patricia’s Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Warrants purchase	13,911
Patricia’s Common Stock [Member] | Preferred Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Warrants purchase	128,819
Investors [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price of per share (in Dollars per share)	$ 3.2
Bridge Brokers [Member]
Stock-Based Compensation (Details) [Line Items]
Warrants issued	74,662
Serve Robotics 2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock authorized			4,870,663
Stock option granted			159,876